Common Stock - Summary of Fair Value of Option Awards (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rates	1.52%	1.51%	1.76%	1.83%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life	5 years 3 months 18 days	5 years 3 months 18 days	5 years 9 months 18 days	5 years 10 months 24 days
Expected volatility	71.80%	72.00%	63.00%	82.00%